Financial Risk Management and Financial Instruments - Schedule of Foreign Currency Sensitivity Analysis (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
US dollars to Euro [member]
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ 549,243	€ 797,927
Increase in foreign exchange rate	10.00%	10.00%
Profit and loss before tax	€ 54,924	€ 79,793
Equity before tax	54,924	79,793
British pounds to Euro [member]
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ 6,686	€ 1,555
Increase in foreign exchange rate	10.00%	10.00%
Profit and loss before tax	€ 669	€ 155
Equity before tax	€ 669	€ 155